Loans Held for Sale Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Loans Held for Sale [Line Items]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 5,264,000	$ 1,666,000
Loans Held-for-sale, Mortgages, Contractual Balance	5,200,000	1,600,000
Expected Gain (Loss) on Sale of Mortgage Loans	80,000	28,000
Commercial Portfolio Segment [Member]
Loans Held for Sale [Line Items]
Loans held for sale - lower of cost or market			22,000,000
Gain (Loss) on Sale of Loans and Leases	$ 1,900,000